Intangible Assets - Schedule of Intangible Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Finite-Lived and Indefinite Lived Intangible Assets [Line Items]
Cost	$ 2,445	$ 2,459
Accumulated Amortization	(722)	(798)
Net Book Value	1,723	1,661
Land, transmission and water rights
Finite-Lived and Indefinite Lived Intangible Assets [Line Items]
Cost	1,170	1,188
Accumulated Amortization	(215)	(210)
Net Book Value	955	978
Assets under construction
Finite-Lived and Indefinite Lived Intangible Assets [Line Items]
Cost	113	93
Accumulated Amortization	0	0
Net Book Value	113	93
Computer software
Finite-Lived and Indefinite Lived Intangible Assets [Line Items]
Cost	1,019	1,035
Accumulated Amortization	(417)	(493)
Net Book Value	602	542
Other
Finite-Lived and Indefinite Lived Intangible Assets [Line Items]
Cost	143	143
Accumulated Amortization	(90)	(95)
Net Book Value	$ 53	$ 48